Note 23 Liabilities Under Insurance Contracts And Reinsurance Contracts Issued (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 10,981	€ 12,110	€ 10,131	[2]	€ 9,972
Insurances [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	10,981	12,110	10,131
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	9,835	10,900	9,157
Liabilities for remaining coverage [Member] | Estimates of present value of future cash flows [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	8,462	9,516	7,905
Liabilities for remaining coverage [Member] | Risk adjustments [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	150	171	155
Liabilities for remaining coverage [Member] | Cost service margin [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,224	1,213	1,097
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,146	1,210	974
Liabilities for incurred claims [member] | Estimates of present value of future cash flows [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,129	1,191	959
Liabilities for incurred claims [member] | Risk adjustments [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	17	19	15
Reinsurances [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 0	€ 0	€ 0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).